SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Accounting Policies [Abstract]
Schedule of Ordinary Shares Subject to Possible Redemption

As of June 30, 2026, the ordinary shares subject to possible redemption reflected in the condensed balance sheet are recorded in the following table:

Gross proceeds	$57,500,000
Less:
Proceeds allocated to public rights	(5,387,388)
Offering costs allocated to redeemable shares	(306,005)
Plus:
Accretion of carrying value to redemption value	5,980,052
Subsequent measurement of ordinary shares subject to possible redemption (interest earned and unrealized gain on trust account and additional funding for business combination extension)	2,197,604
Ordinary shares subject to possible redemption as of March 31, 2026	$59,682,006
Less:
Public shareholder redemptions	(25,302,079)
Plus:
Accretion of carrying value to redemption value	15,598
Subsequent measurement of ordinary shares subject to possible redemption (interest earned and unrealized gain on trust account and additional funding for business combination extension)	752,912
Ordinary shares subject to possible redemption as of June 30, 2026 (Unaudited)	$35,598,437

As of March 31, 2026, the ordinary shares subject to possible redemption reflected in the condensed balance sheet are recorded in the following table:

Gross proceeds	$57,500,000
Less:
Proceeds allocated to public rights	(5,387,388)
Offering costs allocated to redeemable shares	(306,005)
Plus:
Accretion of carrying value to redemption value	5,980,052
Subsequent measurement of ordinary shares subject to possible redemption (interest earned and unrealized gain on trust account)	2,197,604
Ordinary shares subject to possible redemption as of March 31, 2026	$59,682,006

Schedule of Earnings (Loss) Per Share

Earnings (loss) per share presented in the unaudited condensed statements of operations and comprehensive income and loss is based on the following:

	For the Three Months Ended	For the Three Months Ended
	June 30, 2026	June 30, 2025
	(Unaudited)	(Unaudited)
Net income	$164,865	$332,078
Less: Subsequent measurement and accretion of redeemable ordinary shares to redemption value	(768,510)	(1,970,381)
Net loss including accretion of redeemable ordinary shares to redemption value	$(603,645)	$(1,638,303)

	For the Three Months Ended
	June 30, 2026
	Redeemable Ordinary Share	Non- Redeemable Ordinary Share
	(Unaudited)
Numerators:
Allocation of net loss	$(389,666)	$(213,979)
Subsequent measurement and accretion of redeemable ordinary shares to redemption value	768,510	-
Allocation of net income (loss)	$378,844	$(213,979)
Denominators:
Weighted-average ordinary shares outstanding	3,475,198	1,908,348

Basic and diluted earnings (loss) per share	$0.11	$(0.11)

	For the Three Months Ended
	June 30, 2025
	Redeemable Ordinary Share	Non- Redeemable Ordinary Share
	(Unaudited)
Numerators:
Allocation of net loss	$(1,227,456)	$(410,847)
Subsequent measurement and accretion of redeemable ordinary shares to redemption value	1,970,381	-
Allocation of net income (loss)	$742,925	$(410,847)
Denominators:
Weighted-average ordinary shares outstanding	5,691,280	1,904,952

Basic and diluted earnings (loss) per share	$0.13	$(0.22)

Earnings (loss) per share presented in the statements of operations and comprehensive income and loss is based on the following:

	For the Fiscal Year Ended March 31,
	2026	2025

Net income (loss)	$783,344	$(156,520)
Less: Subsequent measurement and accretion of redeemable ordinary shares to redemption value	(8,325,399)	-
Net loss including accretion of redeemable ordinary shares to redemption value	$(7,542,055)	$(156,520)

	For the Fiscal Year Ended March 31, 2026		For the Fiscal Year Ended March 31, 2025
	Redeemable Ordinary	Non- Redeemable Ordinary Share	Redeemable Ordinary Share	Non- Redeemable Ordinary Share

Numerators:
Allocation of net loss	$(5,659,738)	$(1,882,317)	$-	$(156,520)
Accretion of redeemable ordinary shares to redemption value	8,325,399	-	-	-
Allocation of net income (loss)	$2,665,661	$(1,882,317)	$-	$-
Denominators:
Weighted-average ordinary shares outstanding	5,735,481	1,907,508	-	1,250,000
Basic and diluted earnings (loss) per share	$0.46	$(0.99)	$-	$(0.13)

Schedule of Assets are Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of the presented periods, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	June 30, 2026	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Cash held in trust account	$35,598,437	$35,598,437	$-	$-

	March 31, 2026	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Cash held in trust account	$60,147,604	$60,147,604	$-	$-

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of the presented periods, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	March 31, 2026	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Cash held in trust account	$60,147,604	$60,147,604	$-	$-

	March 31, 2025	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Cash held in trust account	$-	$-	$-	$-